Trading properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Beginning	$ 214,231	$ 37,133
Additions	10,183	4,015
Currency translation adjustment	(1,434)	(884)
Transfers	69,694	218,084
Impairment	(11,940)	(25,540)
Disposals	(10,972)	(18,577)
Ending	269,762	214,231
Properties Under Development [Member]
Statement [Line Items]
Beginning	193,203	16,661
Additions	8,934	2,366
Currency translation adjustment	(1,434)	(884)
Transfers	69,694	218,084
Impairment	(11,915)	(25,138)
Disposals	(10,924)	(17,886)
Ending	247,558	193,203
Completed Properties [Member]
Statement [Line Items]
Beginning	2,886	3,974
Additions	0	0
Currency translation adjustment	0	0
Transfers	0	0
Impairment	(25)	(402)
Disposals	(47)	(686)
Ending	2,814	2,886
Undeveloped Properties [Member]
Statement [Line Items]
Beginning	18,142	16,498
Additions	1,249	1,649
Currency translation adjustment	0	0
Transfers	0	0
Impairment	0	0
Disposals	(1)	(5)
Ending	$ 19,390	$ 18,142